Cover	Oct. 28, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 28, 2021
Entity File Number	001-37544
Entity Registrant Name	ARMATA PHARMACEUTICALS, INC.
Entity Central Index Key	0000921114
Entity Tax Identification Number	91-1549568
Entity Incorporation, State or Country Code	WA
Entity Address, Address Line One	4503 Glencoe Avenue
Entity Address, City or Town	Marina del Rey
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90292
City Area Code	310
Local Phone Number	655-2928
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	ARMP
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false